Average Annual Total Returns - PGIM QMA Large Cap Value Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	R One Year	R Five Years	R Ten Years	R SinceInception	R InceptionDate	Z Return Before Taxes One Year	Z Return Before Taxes Five Years	Z Return Before Taxes Ten Years	Z Return Before Taxes SinceInception	Z Return Before Taxes InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Russell 1000 Value Index One Year	Russell 1000 Value Index Five Years	Russell 1000 Value Index Ten Years	Russell 1000 Value Index SinceInception	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception
Total	(11.65%)	5.20%	7.45%			(8.51%)	5.46%	7.17%			(6.62%)	6.19%		4.25%	Jun. 19, 2015	(6.14%)	6.76%	8.36%			(6.60%)	4.79%	6.61%			(3.31%)	4.93%	6.46%			(6.21%)			2.57%	Apr. 26, 2017	2.80%	9.74%	10.50%		18.40%	15.21%	13.87%